Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases many of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. These leases expire at various dates through 2019. Rent expense was approximately $98 and $71 for the three months ended March 31, 2016 and 2015. Future minimum lease payments required under the operating leases are as follows: 2016 - $270, 2017 - $310, 2018 - $296 and 2019 - $155.

Contract Related Fees

Prior to the Merger, a subsidiary of the Company, as part of the contract to develop its products, has agreed to pay the contractor 1.5% of future New York state manufactured sales, and 5% of future non-New York state manufactured sales until the entire funds paid by the contractor have been repaid, or 15 years, whichever comes first. As of March 31, 2016, the subsidiary has $1,252 of contract related expenses, all of which will be owed to the contractor, contingent upon the sale of the subsidiary’s product related to that contract.

The Company has determined that a liability has not been accrued because management has determined that it is not probable sales will occur prior to the 15 year expiration of the obligation.

Settlement

In March 2016 the Company agreed to settle a dispute regarding a contract. The agreement required the Company to pay $100 to certain parties within 30 days of the agreement. The amount was recorded as an operating expense and included in accrued expenses as of March 31, 2016. The amount was paid in April 2016.

Note 8 – Commitments and Contingencies

Office Lease

The Company leases office facilities located in Woburn, MA under a lease agreement that expires December 30, 2016. The Company leased additional office facilities at a second location in Albany, NY under a lease agreement that was canceled effective October 31, 2015. Rent expense for the Company’s facilities for the years ended December 31, 2015 and December 31, 2014 totaled $15,009 and $18,143, respectively.

The future minimum lease payments due under the above mentioned non-cancelable lease agreement is as follows:

Year ending December 31,
2016	$4,212
$4,212

Contract Related Fees

As part of the contract to develop its products, the Company has agreed to pay the contractor 1.5% of future New York state manufactured sales, and 5% of future non-New York state manufactured sales until the entire funds paid by the contractor have been repaid, or 15 years, whichever comes first. As of December 31, 2015, the Company has $1,251,885 of contract related expenses, all of which will be owed to the contractor, contingent upon the sale of the Company’s product. The Company has not accrued a liability as management has determined that it is not probable sales will occur prior to the 15 year expiration of the obligation.